Subsequent events (Details) - Subsequent events - Public Company Plan - Options - Certain executive officer ¥ in Thousands	1 Months Ended
Mar. 31, 2023 CNY (¥) shares
Subsequent Event [Line Items]
Number of shares approved to grant | shares	4,000,000
Estimated total grant-date fair value | ¥	¥ 138,000